American Century Investments®
Quarterly Portfolio Holdings
One Choice® In Retirement Portfolio
April 30, 2024

One Choice In Retirement Portfolio - Schedule of Investments
APRIL 30, 2024 (UNAUDITED)

	Shares	Value ($)
UNDERLYING FUNDS(1) — 100.0%
Domestic Fixed Income Funds — 40.7%
Diversified Bond Fund G Class	36,191,285	322,102,435
High Income Fund G Class	7,246,433	61,159,892
Inflation-Adjusted Bond Fund G Class	5,642,420	57,552,681
Short Duration Fund G Class	13,890,716	134,045,406
Short Duration Inflation Protection Bond Fund G Class	12,341,055	125,261,704
		700,122,118
Domestic Equity Funds — 32.7%
Focused Large Cap Value Fund G Class	14,869,962	152,714,505
Growth Fund G Class	1,680,284	91,205,840
Heritage Fund G Class	1,150,311	31,553,035
Mid Cap Value Fund G Class	3,470,240	54,517,478
Select Fund G Class	208,474	22,909,206
Small Cap Growth Fund G Class(2)	803,708	16,741,230
Small Cap Value Fund G Class	1,630,563	16,957,857
Sustainable Equity Fund G Class	3,520,812	176,498,300
		563,097,451
International Fixed Income Funds — 14.7%
Emerging Markets Debt Fund G Class	2,200,029	19,118,248
Global Bond Fund G Class	27,459,550	234,504,560
		253,622,808
International Equity Funds — 11.9%
Global Real Estate Fund G Class	1,440,581	16,883,604
International Growth Fund G Class	6,697,017	81,837,542
International Small-Mid Cap Fund G Class	976,846	9,524,246
International Value Fund G Class	11,114,632	95,696,980
		203,942,372
TOTAL INVESTMENT SECURITIES — 100.0% (Cost $1,538,634,823)		1,720,784,749
OTHER ASSETS AND LIABILITIES — 0.0%		(721)
TOTAL NET ASSETS — 100.0%		$1,720,784,028

NOTES TO SCHEDULE OF INVESTMENTS
(1)Investments are funds within the American Century Investments family of funds and are considered affiliated funds.
(2)Non-income producing.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Underlying Funds

The fund invests in a combination of underlying American Century Investments funds. The fund’s asset allocation is intended to diversify investments among stocks, bonds, and short-term investments. The portfolio holdings of each underlying fund are available at americancentury.com or upon request at 1-800-345-2021.

2. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value (NAV) per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The value of investments of the fund is determined by American Century Investment Management, Inc. (ACIM) (the investment advisor), as the valuation designee, pursuant to its valuation policies and procedures. The Board of Directors oversees the valuation designee and reviews its valuation policies and procedures at least annually. Investments in the underlying funds are valued at their reported NAV.

3. Fair Value Measurements

The fund's investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

As of period end, the fund's investment securities were classified as Level 1. The Schedule of Investments provides additional information on the fund's portfolio holdings.

4. Affiliated Fund Transactions

A summary of transactions for each underlying fund for the period ended April 30, 2024 follows (amounts in thousands):

Fund/Underlying Fund(1)	Beginning Value	Purchase Cost	Sales Cost	Change in Net Unrealized Appreciation (Depreciation)	Ending Value	Ending Shares	Net Realized Gain (Loss)	Distributions Received(2)
Diversified Bond Fund	$392,741	$22,788	$94,086	$659	$322,102	36,191	$(11,936)	$12,657
High Income Fund	70,928	4,571	17,628	3,289	61,160	7,246	(2,491)	3,502
Inflation-Adjusted Bond Fund	65,181	3,415	9,817	(1,226)	57,553	5,642	(900)	2,080
Short Duration Fund	153,087	10,928	32,152	2,182	134,045	13,891	(2,254)	5,248
Short Duration Inflation Protection Bond Fund	143,196	8,446	27,498	1,118	125,262	12,341	(642)	3,539
Focused Large Cap Value Fund	147,325	11,504	9,160	3,046	152,715	14,870	41	5,556
Growth Fund	67,787	27,459	10,378	6,338	91,206	1,680	2,093	4,042
Heritage Fund	32,007	214	2,057	1,389	31,553	1,150	1,510	215
Mid Cap Value Fund	53,168	4,145	1,458	(1,338)	54,517	3,470	26	2,868
Select Fund	—	23,306	1,291	894	22,909	208	31	1,096
Small Cap Growth Fund(3)	16,638	1,189	1,239	153	16,741	804	169	—
Small Cap Value Fund	17,232	1,423	1,668	(29)	16,958	1,631	179	263
Sustainable Equity Fund	175,129	11,923	22,057	11,503	176,498	3,521	2,266	4,394
Emerging Markets Debt Fund	22,569	1,355	4,826	20	19,118	2,200	(736)	975
Global Bond Fund	196,275	76,285	41,798	3,743	234,505	27,460	(6,030)	5,968
Global Real Estate Fund	17,064	1,157	1,015	(322)	16,884	1,441	5	617
International Growth Fund	80,515	9,249	6,893	(1,033)	81,838	6,697	187	1,478
International Small-Mid Cap Fund	9,741	237	552	98	9,524	977	(32)	205
International Value Fund	93,550	7,911	7,142	1,378	95,697	11,115	320	5,124
Disciplined Growth Fund	45,500	154	29,860	(15,794)	—	—	17,351	154
International Bond Fund(3)	43,289	—	47,764	4,475	—	—	(4,641)	—
	$1,842,922	$227,659	$370,339	$20,543	$1,720,785	152,535	$(5,484)	$59,981
(1)Underlying fund investments represent G Class.
(2)Distributions received includes distributions from net investment income and from capital gains, if any.
(3)Non-income producing.
This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.